Lease	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Lease

9. Lease

Operating leases as lessor

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2022, the minimum future rental income to be received is as follows:

Year ending March 31, 2023	$1,233
Year ending March 31, 2024	628
Year ending March 31, 2025	205
Total minimum future rental income	$2,066

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss):

	March 31,
	2021	2022
Operating lease income	$2,026	$2,418
Other information:
Operating cash flows from operating leases as lessor	1,954	2,539

Operating leases as lessee

The Company leases premises and warehouses under various operating leases, certain of which contain escalation clauses. As of March 31, 2021, the Company had 2 operating lease arrangements with lease terms over 1 year and future total lease payments of $81. As of March 31, 2022, the Company had no operating lease arrangement with lease terms over 1 year. The Company did not recognize any ROU assets and operating lease liabilities in the consolidated balance sheets. Rental expenses under operating leases included in the consolidated statements of comprehensive income (loss) were $74, $71 and $77 for the years ended March 31, 2020, 2021 and 2022, respectively.

F-20

9. Lease - continued

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income (loss) for the year ended March 31, 2022. Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income (loss).

	March 31,
	2021	2022
Operating lease costs	$71	$111
Total leases costs	71	111

	March 31,
	2021	2022
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease
Operating cash flows from operating leases	$71	$111